Intangible assets, airport concessions and goodwill - Net: - Allocation of goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2017
Disclosure by geographical areas:
Goodwill	$ 2,567,365
Colombia (Airplan)
Disclosure by geographical areas:
Goodwill	1,509,714
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Goodwill	$ 1,057,651	$ 887,169